Organization - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 02, 2020 CNY (¥)	Oct. 02, 2020 USD ($) $ / shares shares	Apr. 26, 2019 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 18, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Organization [Line Items]
Equity interest			100.00%
Purchase consideration | ¥			¥ 2,772,317
Number of ordinary shares acquired							36,860,590
Shares price per share | $ / shares							$ 5.43
Common stock, shares, issued					566,716,480
VIEs
Organization [Line Items]
Percentage of revenue contribution by VIE				93.00%	83.00%
Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued				344,577,783
Class B
Organization [Line Items]
Common stock, shares, issued				380,214,434
Pre IPO Private Placements
Organization [Line Items]
Number of ordinary shares acquired						119,796,921
Shares price per share | $ / shares						$ 5.43
Common stock, shares, issued						9,215,147
Number of shares sold and transferred from existing shareholders						110,581,774
IPO
Organization [Line Items]
Shares price per share | $ / shares		$ 13.50
Number of ADS offered		40,000,000
IPO | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued		80,000,000
Conversion of outstanding shares		338,584,043
IPO | Class B
Organization [Line Items]
Conversion of outstanding shares		386,208,174
Concurrent Private Placement
Organization [Line Items]
Shares price per share | $ / shares		$ 13.50
Number of ADS offered		10,000,000
Concurrent Private Placement | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued		20,000,000
Underwriter's Option
Organization [Line Items]
Shares price per share | $ / shares		$ 13.50
Number of ADS offered		6,000,000
Underwriter's Option | Class A Ordinary Shares
Organization [Line Items]
Common stock, shares, issued		12,000,000
IPO and Concurrent Private Placement
Organization [Line Items]
Underwriting discount and issuance cost	¥ 4,871,804	$ 746,637